Other Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other Non-Current Assets
Various guarantees	$ 585	$ 603
Other long-term assets	4,068	4,263
Total	$ 4,653	$ 4,866